Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service Cost	1,288	180
Interest Cost	1,906
Expected return on plan assets	(1,785)
Amortization of net actuarial loss	2
Net benefit cost	1,411	180
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service Cost	803
Interest Cost	606
Amortization of net actuarial loss	32
Net benefit cost	1,441